INVENTORY (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Process material stockpiles	$ 1,083,000	$ 373,000
Concentrate inventory	2,467,000	64,000
Materials and supplies	1,629,000	1,222,000
Inventories	$ 5,179,000	$ 1,659,000